Calvert
Global Real Estate Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Australia — 7.0%
Charter Hall Group	4,831	$ 43,264
Goodman Group	8,930	196,704
National Storage REIT	35,119	54,894
Region Group	16,791	26,147
Stockland	16,678	52,700
		$ 373,709
Belgium — 2.0%
Aedifica SA	517	$ 31,758
Montea NV	446	40,145
Shurgard Self Storage Ltd.	786	35,060
		$106,963
Canada — 3.0%
Boardwalk Real Estate Investment Trust	1,158	$66,750
Chartwell Retirement Residences	7,121	64,978
InterRent Real Estate Investment Trust	3,053	30,563
		$162,291
France — 1.9%
Gecina SA	212	$21,655
Klepierre SA	1,158	29,975
Unibail-Rodamco-Westfield(1)	649	52,210
		$103,840
Germany — 2.7%
LEG Immobilien SE(1)	598	$51,363
Vonovia SE	3,160	93,383
		$144,746
Hong Kong — 0.7%
Link REIT	8,120	$34,968
		$34,968
Japan — 9.9%
Comforia Residential REIT, Inc.	10	$21,616
Invincible Investment Corp.	196	88,038
Japan Metropolitan Fund Investment Corp.	34	21,185
Mitsubishi Estate Co. Ltd.	5,500	100,353
Mitsui Fudosan Co. Ltd.	17,100	184,363
Mitsui Fudosan Logistics Park, Inc.	13	39,123
Nippon Building Fund, Inc.	10	40,001
Nomura Real Estate Master Fund, Inc.	39	38,565
		$533,244
Netherlands — 0.6%
CTP NV	1,827	$32,591
		$32,591
Security	Shares	Value
Singapore — 1.0%
CapitaLand Integrated Commercial Trust	34,600	$ 50,733
		$ 50,733
Spain — 0.5%
Merlin Properties Socimi SA	2,674	$ 28,769
		$ 28,769
Sweden — 1.7%
Castellum AB(1)	3,984	$ 52,396
Pandox AB	2,364	39,672
		$92,068
Switzerland — 0.5%
PSP Swiss Property AG	205	$26,873
		$26,873
United Kingdom — 2.5%
Segro PLC	8,190	$93,379
UNITE Group PLC	3,201	39,597
		$132,976
United States — 64.5%
Alexandria Real Estate Equities, Inc.	632	$81,471
American Tower Corp.	1,644	324,838
Americold Realty Trust, Inc.	2,040	50,837
AvalonBay Communities, Inc.	923	171,272
CareTrust REIT, Inc.	2,481	60,462
Crown Castle, Inc.	766	81,066
Digital Realty Trust, Inc.	1,272	183,219
EastGroup Properties, Inc.	419	75,324
Equinix, Inc.	321	264,931
Equity LifeStyle Properties, Inc.	969	62,404
Essential Properties Realty Trust, Inc.	1,541	41,083
Essex Property Trust, Inc.	407	99,638
Extra Space Storage, Inc.	259	38,073
Federal Realty Investment Trust	716	73,118
Hilton Worldwide Holdings, Inc.	154	32,850
Host Hotels & Resorts, Inc.	2,490	51,493
Iron Mountain, Inc.	1,650	132,346
Kilroy Realty Corp.	692	25,210
Kimco Realty Corp.	3,248	63,693
Kite Realty Group Trust	2,397	51,967
Lamar Advertising Co., Class A	567	67,705
Mid-America Apartment Communities, Inc.	704	92,632
PotlatchDeltic Corp.	571	26,848
Prologis, Inc.	1,853	241,298
Public Storage	567	164,464
Realty Income Corp.	2,284	123,564
Rexford Industrial Realty, Inc.	1,756	88,327
Ryman Hospitality Properties, Inc.	280	32,371
Simon Property Group, Inc.	1,046	163,688
Sun Communities, Inc.	791	101,707

Calvert
Global Real Estate Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Urban Edge Properties	1,424	$ 24,592
Welltower, Inc.	3,264	304,988
Weyerhaeuser Co.	1,881	67,547
		$3,465,026
Total Common Stocks (identified cost $5,066,653)		$5,288,797

Short-Term Investments — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	4,865	$ 4,865
Total Short-Term Investments (identified cost $4,865)		$ 4,865

Total Investments — 98.6% (identified cost $5,071,518)	$5,293,662
Other Assets, Less Liabilities — 1.4%	$ 76,496
Net Assets — 100.0%	$5,370,158

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Residential	15.5%
Diversified	14.5
Industrial	12.3
Retail	12.1
Health Care	8.6
Data Centers	8.3
Telecommunications REITs	7.6
Self Storage	5.4
Lodging/Resorts	4.6
Specialty	3.7
Office	3.1
Timberland REITs	1.8
Industrial/Office Mixed	1.0
Total	98.5%

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2024.

Calvert
Global Real Estate Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,865, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$33,729	$404,522	$(433,386)	$ —	$ —	$4,865	$490	4,865

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$373,709	$ —	$373,709
Belgium	—	106,963	—	106,963
Canada	162,291	—	—	162,291
France	—	103,840	—	103,840
Germany	—	144,746	—	144,746
Hong Kong	—	34,968	—	34,968
Japan	—	533,244	—	533,244
Netherlands	—	32,591	—	32,591
Singapore	—	50,733	—	50,733
Spain	—	28,769	—	28,769
Sweden	—	92,068	—	92,068
Switzerland	—	26,873	—	26,873
United Kingdom	—	132,976	—	132,976
United States	3,465,026	—	—	3,465,026
Total Common Stocks	$3,627,317	$1,661,480(1)	$ —	$5,288,797
Short-Term Investments	$4,865	$ —	$ —	$4,865
Total Investments	$3,632,182	$1,661,480	$ —	$5,293,662

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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